Investment Objectives and Goals - Simplify Piper Sandler US Small-Cap PLUS Income ETF	Apr. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - SIMPLIFY PIPER SANDLER US SMALL-CAP PLUS INCOME ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Piper Sandler US Small-Cap PLUS Income ETF (the “Fund” or “LITL”) seeks capital appreciation and income.